Expense Example - AMG River Road Large Cap Value Select Fund	May 24, 2021 USD ($)
Class N For Participants
Expense Example:
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	573
Expense Example, with Redemption, 10 Years	1,296
Class I For Participants
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	$ 944